Cryptocurrency - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cryptocurrency
Beginning balance	$ 12,531
Revenue recognized on acceptance of cryptocurrency	58,959	$ 35,500	$ 3,361
Cost of revenues recognized on payment of cryptocurrency	(8,854)	(8,463)
Proceeds from disposal of cryptocurrency	(40,645)	(9,642)
Realised gain (loss) on sale of cryptocurrency	(6,135)	170
Impairment on cryptocurrency	(4,706)	(7,880)	0
Ending balance	28,342	12,531
Cryptocurrency
Cryptocurrency
Beginning balance	12,531	3,186
Revenue recognized on acceptance of cryptocurrency	58,959	35,500
Receipt of cryptocurrency as customer deposits	4,922
Cost of revenues recognized on payment of cryptocurrency	(8,854)	(8,463)
Proceeds from disposal of cryptocurrency	(40,645)	(9,642)
Realised gain (loss) on sale of cryptocurrency	6,135	(170)
Impairment on cryptocurrency	(4,706)	(7,880)
Ending balance	$ 28,342	$ 12,531	$ 3,186